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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, P.O. Box 209, Muscatine, Iowa 52761

(Address of principal executive offices) (Zip code)

Robert H. Solt, 2610 Park Avenue, P.O. Box 209, Muscatine, Iowa 52761

(Name and address of agent for service)

Registrant’s telephone number, including area code: (563) 288-2773

Date of fiscal year end: 12/31/03

Date of reporting period: 07/01/03 – 06/30/04

Item 1.    PROXY VOTING RECORD

PROXY VOTING RECORD OF PEARL TOTAL RETURN FUND

NAME OF ISSUER (FUND NAME)	TICKER	CUSIP #	SHAREHOLDER MEETING DATE	MATTER VOTED ON	PROPOSED BY ISSUER OR SECURITY HOLDER	VOTE CAST YES/ NO	HOW FUND CAST ITS VOTE	VOTE CAST FOR OR AGAINST MANAGEMENT
Bridgeway Ultra Small Co. Market	BRSIX	108747403	10/1/2003	Ratification of the appointment of PricewaterhouseCoopers, LLP as independent auditors for the 2004 fiscal year; Change in investment restrictions to permit fund to pursue investment in individual stock options and futures; Offer additional classes of shares in future; approve modification to 12b-1 plan; Approve revised Management Agreement	Bridgeway Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

First Eagle Overseas Fund	SGOIX	32008F200	3/31/2004	Reorganization into a Delaware statutory trust and reorganizing the funds as separate series of the new Trust; Re-electing Directors; Changing certain fundamental investment restrictions applicable to several of the Funds portfolios (Not applicable to Overseas Fund) and reclassify First Eagle Gold Fund (Not applicable to Overseas Fund)	First Eagle Funds	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders	Proxy	In accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940, voted shares in the same proportion as the vote of all other shareholders

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pearl Mutual Funds
(Registrant)

By	David M. Stanley
(Signature and Title)*	David M. Stanley, President

By	Robert H. Solt
(Signature and Title)*	Robert H. Solt, Executive Vice President, Chief Operating Officer, Chief Financial Officer, Secretary and Treasurer

Date 8/13/04

*	Print the name and title of each signing officer under his or her signature.